PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 134,775	$ 131,133
Accumulated depreciation	116,554	110,065
Property and equipment, net	18,221	21,068
Depreciation	8,276	7,986	$ 8,339
Computer, peripheral equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	112,320	108,914
Accumulated depreciation	98,199	92,918
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	14,187	14,034
Accumulated depreciation	11,993	11,374
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,268	8,185
Accumulated depreciation	$ 6,362	$ 5,773